UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number 811-21422
                                                     ---------
                   Lotsoff Capital Management Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                    ----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (312) 368-1442
                                                    --------------

Date of fiscal year end: September 30
                         ------------

Date of reporting period: June 30, 2005
                          -------------

ITEM 1.  SCHEDULE OF INVESTMENTS

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------
               COMMON STOCK                               98.42%

           ADVERTISING                                     0.22%
  35,700   SITEL Corp.*                                                  $75,327
   4,900   Ventiv Health, Inc.*                                           94,472
                                                                     -----------
                                                                         169,799
                                                                     -----------
           AEROSPACE/DEFENSE                               1.85%
  17,320   The Allied Defense Group, Inc.*                               398,706
   3,300   ARGON ST, Inc.*                                               117,150
   6,300   Ducommun, Inc.*                                               106,533
   4,900   HEICO Corp.                                                   114,709
  27,500   Herley Industries, Inc.*                                      501,600
   5,900   Innovative Solutions & Support, Inc.*                         198,063
                                                                     -----------
                                                                       1,436,761
                                                                     -----------
           AIRLINES                                        0.44%
  13,700   MAIR Holdings, Inc.*                                          121,108
  18,800   Mesa Air Group, Inc.*                                         126,148
  11,100   Pinnacle Airlines Corp.*                                       95,349
                                                                     -----------
                                                                         342,605
                                                                     -----------
           APPAREL                                         1.94%
  18,800   Ashworth, Inc.*                                               169,388
  10,700   Deckers Outdoor Corp.*                                        263,220
   9,300   Haggar Corp.                                                  189,255
   5,000   Lakeland Industries, Inc.*                                     68,450
  11,600   Perry Ellis International, Inc.*                              271,324
   9,600   Rocky Shoes & Boots, Inc.*                                    299,990
   4,400   Tandy Brands Accessories, Inc.                                 47,960
  48,000   Unifi, Inc.*                                                  203,520
                                                                     -----------
                                                                       1,513,107
                                                                     -----------
           AUTO PARTS & EQUIPMENT                          1.34%
  12,500   Aftermarket Technology Corp.*                                 217,875
   4,300   Keystone Automotive Industries, Inc.*                         106,339
   7,600   Noble International Ltd.                                      178,980
  14,700   Spartan Motors, Inc.                                          158,466
   1,600   Strattec Security Corp.*                                       87,136
  21,100   Titan International, Inc.                                     294,978
                                                                     -----------
                                                                       1,043,774
                                                                     -----------
           BANKS                                           5.90%
   4,250   AmericanWest Bancorp*                                          84,788
   3,600   C&F Financial Corp.                                           135,792
   7,100   Columbia Bancorp                                              134,900
  27,000   EuroBancshares, Inc.*                                         433,350
   6,949   First Mutual Bancshares, Inc.                                 179,979
   3,300   Great Southern Bancorp, Inc.                                  103,257
  26,200   Intervest Bancshares Corp.*                                   476,840
   1,055   Macatawa Bank Corp.                                            36,598
   1,640   Mercantile Bank Corp.                                          72,111

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           BANKS (CONTINUED)
  13,300   MidWestOne Financial Group, Inc.                             $246,715
  13,000   Northrim BanCorp, Inc.                                        305,240
   7,000   Oak Hill Financial, Inc.                                      204,330
   5,500   Old Second BanCorp, Inc.                                      159,995
     400   Peoples Bancorp, Inc.                                          10,700

   9,175   Republic Bancorp, Inc.                                        199,189
  42,544   Republic First Bancorp, Inc.*                                 574,344
   2,500   Sierra Bancorp                                                 56,700
  24,200   Southwest Bancorp, Inc.                                       495,616
   5,600   Taylor Capital Group, Inc.                                    219,800
   5,300   United Security Bancshares                                    136,475
   3,156   Virginia Commerce Bancorp, Inc.*                               76,785
   1,100   Washington Banking Co.                                         16,665
  16,500   Wilshire Bancorp, Inc.                                        236,445
                                                                     -----------
                                                                       4,596,614
                                                                     -----------
           BIOTECHNOLOGY                                   5.08%
  15,500   Acacia Research - CombiMatrix*                                 36,270
  38,600   Arena Pharmaceuticals, Inc.*                                  263,252
  97,500   Arqule, Inc.*                                                 631,800
  30,000   Avant Immunotherapeutics, Inc.*                                35,100
  35,400   Avigen, Inc.*                                                 109,740
  12,600   BioCryst Pharmaceuticals, Inc.*                                64,008
  22,350   BioSphere Medical, Inc.*                                      100,575
  38,400   Cell Genesys, Inc.*                                           205,440
  31,831   Corgentech, Inc.*                                              82,761
   1,300   Cotherix, Inc.*                                                13,247
  77,200   Curis, Inc.*                                                  301,080
  13,900   Enzon Pharmaceuticals, Inc.*                                   90,072
  37,400   Exact Sciences Corp.*                                          85,272
  83,200   Genaissance Pharmaceuticals, Inc.*                             93,184
  40,800   Gene Logic, Inc.*                                             135,048
  11,000   Genitope Corp.*                                               141,240
  10,100   Illumina, Inc.*                                               121,907
  12,200   Lifecell Corp.*                                               192,882
  16,700   Myogen, Inc.*                                                 116,733
 408,400   Praecis Pharmaceuticals, Inc.*                                212,368
  17,100   Regeneron Pharmaceuticals, Inc.*                              143,469
  13,500   Sangamo Biosciences, Inc.*                                     48,195
  66,900   Savient Pharmaceuticals, Inc.*                                295,029
  39,000   Sonus Pharmaceuticals, Inc.*                                  136,500
  43,100   SuperGen, Inc.*                                               212,914
  18,700   Vical, Inc.*                                                   91,256
                                                                     -----------
                                                                       3,959,342
                                                                     -----------
           BUILDING MATERIALS                              0.69%
   5,200   Aaon, Inc.*                                                    92,508
   7,400   Craftmade International, Inc.                                 119,880

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           BUILDING MATERIALS (CONTINUED)
   4,900   Drew Industries, Inc.*                                       $222,460
     800   International Aluminum Corp.                                   25,560
  12,400   US Concrete, Inc.*                                             80,228
                                                                     -----------
                                                                         540,636
                                                                     -----------
           CHEMICALS                                       0.85%
   8,250   Balchem Corp.                                                 247,912
   3,600   NewMarket Corp.*                                               53,244
  10,000   Penford Corp.                                                 160,000
   5,000   Quaker Chemical Corp.                                          87,250
   3,200   Stepan Co.                                                     70,720
   4,200   Wellman, Inc.                                                  42,798
                                                                     -----------
                                                                         661,924
                                                                     -----------
           COMMERCIAL SERVICES                             4.83%
   8,200   ACE Cash Express, Inc.*                                       209,592
   6,800   Albany Molecular Research, Inc.*                               95,200
   4,000   AMN Healthcare Services, Inc.*                                 60,120
   4,300   Bankrate, Inc.*                                                86,602
  15,900   Barrett Business Services, Inc.*                              239,136
  10,300   Cadmus Communications Corp.                                   185,400
  13,500   Cornell Cos., Inc.*                                           181,710
  52,500   Discovery Partners International, Inc.*                       150,150
   7,300   Electro Rent Corp.*                                           106,142
   5,500   Exponent, Inc.*                                               157,190
   2,900   The Geo Group, Inc.*                                           72,645
  14,625   Healthcare Services Group, Inc.                               293,670
  17,100   Hooper Holmes, Inc.                                            70,965
   4,500   ICT Group, Inc.*                                               46,800
  15,300   Integrated Alarm Services Group, Inc.*                         67,167
   5,700   Kendle International, Inc.*                                    86,355
   3,000   National Research Corp.                                        48,030
  91,600   Newtek Business Services, Inc.*                               206,100
  54,400   Rewards Network, Inc.*                                        293,760
   2,100   SFBC International, Inc.*                                      81,123
  11,500   SM&A*                                                         103,155
  32,400   Source Interlink Cos., Inc.*                                  400,788
   5,200   Steiner Leisure Ltd.*                                         192,764
  11,400   Team, Inc.                                                    245,100
   3,300   Volt Information Sciences, Inc.*                               78,309
                                                                     -----------
                                                                       3,757,973
                                                                     -----------
           COMPUTERS                                       4.55%
  10,000   Ansoft Corp.*                                                 241,600
  16,100   Brooktrout, Inc.*                                             179,676
  13,300   Catapult Communications Corp.*                                226,898
   7,800   Dot Hill Systems Corp.*                                        40,872
   7,100   Dynamics Research Corp.*                                      102,240
  22,100   Echelon Corp.*                                                152,048

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           COMPUTERS (CONTINUED)
  19,200   iCAD, Inc.*                                                   $85,824
  33,200   InFocus Corp.*                                                137,448
  18,200   Iomega Corp.*                                                  48,230
  47,000   LivePerson, Inc.*                                             146,640
  39,400   Mad Catz Interactive, Inc.*                                    43,734
  18,000   Magma Design Automation, Inc.*                                150,480
  37,180   McDATA Corp.*                                                 148,720
  12,100   Mobility Electronics, Inc.*                                   110,715
   9,900   Neoware Systems, Inc.*                                        101,376
  20,000   NetScout Systems, Inc.*                                       131,800
   6,900   PAR Technology Corp.*                                         220,800
  11,900   Pomeroy IT Solutions, Inc.*                                   120,547
   4,600   Printronix, Inc.                                               76,912
   7,700   Radiant Systems, Inc.*                                         87,780
   9,500   Radisys Corp.*                                                153,425
   4,100   SI International, Inc.*                                       122,836
  15,000   SimpleTech, Inc.*                                              57,450
   4,200   Synaptics, Inc.*                                               89,712
  41,700   Synplicity, Inc.*                                             225,597
   7,050   Talx Corp.                                                    203,816
  16,200   Transact Technologies, Inc.*                                  137,214
                                                                     -----------
                                                                       3,544,390
                                                                     -----------
           COSMETICS/PERSONAL CARE                         0.29%
   2,200   Inter Parfums, Inc.                                            42,658
   6,500   Parlux Fragrances, Inc.*                                      179,855
                                                                     -----------
                                                                         222,513
                                                                     -----------
           DISTRIBUTION/WHOLESALE                          1.24%
   2,300   Building Material Holding Corp.                               159,367
   5,500   Central European Distribution Corp.*                          205,315
   5,800   Handleman Co.                                                  95,758
  11,000   Hutting Building Products, Inc.*                              120,010
  12,200   Navarre Corp.*                                                 97,539
  18,900   Valley National Gases, Inc.                                   288,225
                                                                     -----------
                                                                         966,214
                                                                     -----------
           DIVERSIFIED FINANCIAL SERVICES                  3.49%
  25,200   Asta Funding, Inc.                                            700,056
  16,800   Encore Capital Group, Inc.*                                   285,600
   8,600   Federal Agricultural Mortgage Corp.                           189,630
   6,200   Marlin Business Services, Inc.*                               124,620
  10,241   MFC Bancorp Ltd.                                              190,790
   6,800   Stifel Financial Corp.*                                       164,288
  10,100   TradeStation Group, Inc.*                                      86,658
  16,400   United PanAm Financial Corp.*                                 449,524
  17,500   World Acceptance Corp.*                                       525,875
                                                                     -----------
                                                                       2,717,041
                                                                     -----------

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           ELECTRICAL COMPONENTS & EQUIPMENT               0.75%
   9,200   Artesyn Technologies, Inc.*                                   $80,040
  20,200   C&D Technologies, Inc.                                        185,638
   6,400   Encore Wire Corp.*                                             74,176
     300   Greatbatch, Inc.*                                             199,758
  16,900   The Lamson & Sessions Co.*                                     40,092
  15,600   Magnetek, Inc.*                                                 7,170
                                                                     -----------
                                                                         586,874
                                                                     -----------
           ELECTRONICS                                     3.43%
   2,300   BEI Technologies, Inc.                                         61,364
  13,400   Compudyne Corp.*                                               93,800
   4,900   Daktronics, Inc.                                               98,049
   4,000   Excel Technology, Inc.*                                        97,200
   3,300   Fargo Electronics, Inc.*                                       65,967
   4,100   FARO Technologies, Inc.*                                      111,766
   2,400   Frequency Electronics, Inc.                                    31,200
   3,400   II-VI, Inc.*                                                   62,526
  23,300   Innovex, Inc.*                                                 79,919
     700   LaBarge, Inc.*                                                 12,705
     900   Lowrance Electronics, Inc.                                     18,918
  26,100   Meade Instruments Corp.*                                       72,819
  36,000   Merix Corp.*                                                  210,600
   8,200   Novatel, Inc.*                                                220,006
  22,500   NU Horizons Electronics Corp.*                                144,000
   7,400   OSI Systems, Inc.*                                            116,846
   3,300   Park Electrochemical Corp.                                     83,160
   6,400   Planar Systems, Inc.*                                          47,040
  12,400   SBS Technologies, Inc.*                                       115,072
  12,800   Sonic Solutions, Inc.*                                        238,080
   9,300   Stoneridge, Inc.*                                              61,380
  18,800   Sypris Solutions, Inc.                                        232,556
   6,100   Technology Research Corp.                                      29,469
  15,300   X-Rite, Inc.                                                  176,103
  19,400   Zygo Corp.*                                                   190,120
                                                                     -----------
                                                                       2,670,665
                                                                     -----------
           ENGINEERING & CONSTRUCTION                      0.75%
   6,800   Infrasource Services, Inc.*                                    70,856
   1,000   Keith Cos., Inc.*                                              21,680
  17,400   Michael Baker Corp.*                                          310,764
  11,100   Perini Corp.*                                                 182,262
                                                                     -----------
                                                                         585,562
                                                                     -----------
           ENTERTAINMENT                                   2.12%
  17,800   Bluegreen Corp.*                                              309,898
   1,900   Carmike Cinemas, Inc.                                          58,292
  35,000   Century Casinos, Inc.*                                        263,200
  10,300   Dover Downs Gaming & Entertainment, Inc.                      136,578
  30,800   Image Entertainment, Inc.*                                     86,548

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           ENTERTAINMENT (CONTINUED)
  18,500   Mikohn Gaming Corp.*                                         $272,413
   4,800   Nevada Gold & Casinos, Inc.*                                   52,080
   6,400   Steinway Musical Instruments, Inc.*                           187,904
  34,900   Youbet.com, Inc.*                                             173,453
  39,200   Zomax, Inc.*                                                  108,976
                                                                     -----------
                                                                       1,649,342
                                                                     -----------
           ENVIRONMENTAL CONTROL                           0.74%
   6,090   Aleris International, Inc.*                                   137,330
  16,700   TRC Cos., Inc.*                                               196,058
  17,300   Waste Industries USA, Inc.                                    244,622
                                                                     -----------
                                                                         578,010
                                                                     -----------
           FOOD                                            1.90%
  13,600   Interstate Bakeries Corp.*                                     91,460
  17,300   John B. Sanfilippo & Son, Inc.*                               398,938
  35,200   MGP Ingredients, Inc.                                         292,160
   6,300   Nash Finch Co.                                                231,462
  41,900   Poore Brothers, Inc.*                                         187,293
  11,500   Spartan Stores, Inc.*                                         168,705
  13,700   Tasty Baking Co.                                              111,655
                                                                     -----------
                                                                       1,481,673
                                                                     -----------
           FOREST PRODUCTS & PAPER                         0.28%
  14,500   Buckeye Technologies, Inc.*                                   115,565
  10,000   Caraustar Industries, Inc.*                                   105,000
                                                                     -----------
                                                                         220,565
                                                                     -----------
           GAS                                             0.17%
   3,000   Cascade Natural Gas Corp.                                      61,500
   2,400   Chesapeake Utilities Corp.                                     73,320
                                                                     -----------
                                                                         134,820
                                                                     -----------
           HEALTHCARE-PRODUCTS                             3.84%
   7,700   Candela Corp.*                                                 80,465
   6,300   Cantel Medical Corp.*                                         103,068
  41,200   Cardiodynamics International Corp.*                            65,920
   1,900   Cutera, Inc.*                                                  32,965
   6,200   DJ Orthopedics, Inc.*                                         170,066
   9,100   Encore Medical Corp.*                                          50,505
  24,900   Endologix, Inc.*                                              112,299
   5,400   Exactech, Inc.*                                                70,902
  33,100   HealthTronics, Inc.*                                          429,969
   2,200   ICU Medical, Inc.*                                             70,774
  10,500   Kensey Nash Corp.*                                            317,520
   1,800   Lifeline Systems, Inc.*                                        57,816
  14,900   Medical Action Industries, Inc.*                              265,965
   2,100   Merge Technologies, Inc.*                                      39,375
   7,000   Meridian Bioscience, Inc.                                     132,650
   5,400   Merit Medical Systems, Inc.*                                   83,214
  23,400   Micro Therapeutics, Inc.*                                      93,132

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           HEALTHCARE-PRODUCTS (CONTINUED)
   6,700   Palomar Medical Technologies, Inc.*                          $160,264
  16,500   Quidel Corp.*                                                  85,470
  14,200   Quinton Cardiology Systems, Inc.*                             114,168
   8,000   ReGen Biologics, Inc.*                                          7,600
   6,300   Somanetics Corp.*                                             141,561
   5,300   SurModics, Inc.*                                              229,861
   3,000   Zoll Medical Corp.*                                            76,350
                                                                     -----------
                                                                       2,991,879
                                                                     -----------
           HEALTHCARE-SERVICES                             1.99%
  12,000   Air Methods Corp.*                                             95,760
  21,900   Allied Healthcare International, Inc.*                        155,052
   7,950   America Service Group, Inc.*                                  126,008
   3,600   American Dental Partners, Inc.*                                87,876
   6,600   Horizon Health Corp.*                                         154,374
   4,935   National Dentex Corp.*                                         90,853
  19,000   NovaMed, Inc.*                                                115,330
  55,500   OCA, Inc.*                                                    104,340
   8,400   Odyssey HealthCare, Inc.*                                     121,128
  16,400   Option Care, Inc.                                             231,240
   4,500   Pediatric Services of America, Inc.*                           54,405
   7,700   RehabCare Group, Inc.*                                        205,821
     400   U.S. Physical Therapy, Inc.*                                    7,672
                                                                     -----------
                                                                       1,549,859
                                                                     -----------
           HOME BUILDERS                                   0.75%
   3,200   Comstock Homebuilding Cos., Inc.*                              77,504
   6,800   National RV Holdings, Inc.*                                    54,332
  19,400   Orleans Homebuilders, Inc.                                    455,124
                                                                     -----------
                                                                         586,960
                                                                     -----------
           HOME FURNISHINGS                                1.21%
  18,200   Applica, Inc.*                                                 58,786
  12,600   Chromcraft Revington, Inc.*                                   171,990
   5,300   Flexsteel Industries, Inc.                                     74,571
   7,400   Hooker Furniture Corp.                                        129,278
   4,800   MITY Enterprises, Inc.*                                        74,400
  11,400   Stanley Furniture Co., Inc.                                   279,984
   9,100   Universal Electronics, Inc.*                                  150,969
                                                                     -----------
                                                                         939,978
                                                                     -----------
           HOUSEHOLD PRODUCTS/WARES                        0.33%
  13,600   Water Pik Technologies, Inc.*                                 259,080
                                                                     -----------

           INSURANCE                                       5.47%
  15,500   Affirmative Insurance Holdings, Inc.                          245,675
  25,400   American Equity Investment Life Holding Co.                   301,752
  18,300   American Safety Insurance Holdings Ltd.*                      278,526
   8,200   Argonaut Group, Inc.*                                         189,338
  37,900   Capital Title Group, Inc.                                     257,720

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           INSURANCE (CONTINUED)
  81,400   Ceres Group, Inc.*                                           $494,912
   5,200   CNA Surety Corp.*                                              77,220
  11,600   Donegal Group, Inc., Class A                                  231,536
   4,400   Donegal Group, Inc., Class B                                   77,770
   8,600   FPIC Insurance Group, Inc.*                                   252,238
   4,610   Investors Title Co.                                           165,960
  21,700   Life Partners Holdings, Inc.                                  108,500
  91,300   Meadowbrook Insurance Group, Inc.*                            478,412
  13,000   Navigators Group, Inc.*                                       449,410
   3,800   NYMAGIC, Inc.                                                  88,730
  22,100   Procentury Corp.                                              221,663
   7,300   PXRE Group Ltd.                                               184,106
   2,500   Safety Insurance Group, Inc.                                   84,400
   6,100   SCPIE Holdings, Inc.*                                          69,479
                                                                     -----------
                                                                       4,257,347
                                                                     -----------
           INTERNET                                        2.99%
  63,500   @Road, Inc.*                                                  168,910
  44,700   24/7 Real Media, Inc.*                                        182,823
   5,000   Autobytel, Inc.*                                               24,150
  14,800   Captiva Software Corp.*                                       213,712
  34,600   Centillium Communications, Inc.*                               75,082
  21,600   Corillian Corp.*                                               66,960
  10,100   ePlus, Inc.*                                                  116,150
  13,800   Interland, Inc.*                                               26,910
  37,100   Lionbridge Technologies, Inc.*                                251,538
  16,600   Napster, Inc.*                                                 69,720
  11,100   Neoforma, Inc.*                                                74,925
  18,200   PC-Tel, Inc.*                                                 142,506
  16,000   Plumtree Software, Inc.*                                       77,920
  24,400   Portal Software, Inc.*                                         48,678
  13,800   Secure Computing Corp.*                                       150,144
  19,700   SumTotal Systems, Inc.*                                        89,044
  20,200   TeleCommunication Systems, Inc.*                               45,652
   8,900   Trizetto Group, Inc.*                                         124,689
  20,900   Varsity Group, Inc.*                                          105,754
  15,500   WebSideStory, Inc.*                                           227,230
  23,800   Workstream, Inc.*                                              42,792
                                                                     -----------
                                                                       2,325,289
                                                                     -----------
           INVESTMENT COMPANIES                            0.42%
  24,800   Medallion Financial Corp.                                     234,360
   6,300   Technology Investment Capital Corp.                            93,240
                                                                     -----------
                                                                         327,600
                                                                     -----------
           IRON/STEEL                                      0.81%
  13,700   Material Sciences Corp.*                                      199,472
   8,700   Olympic Steel, Inc.*                                          115,797
   4,200   Ryerson Tull, Inc.                                             59,934

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           IRON/STEEL (CONTINUED)
   8,800   Shiloh Industries, Inc.*                                     $107,800
   8,900   Steel Technologies, Inc.                                      150,410
                                                                     -----------
                                                                         633,413
                                                                     -----------
           LEISURE TIME                                    0.69%
   6,900   Ambassadors International, Inc.                                94,185
   7,575   Marine Products Corp.                                         110,216
  16,600   Multimedia Games, Inc.*                                       182,766
  10,100   Navigant International, Inc.*                                 148,369
                                                                     -----------
                                                                         535,536
                                                                     -----------
           LODGING                                         0.91%
  28,600   Interstate Hotels & Resorts, Inc.*                            140,426
  51,300   Jameson Inns, Inc.*                                           118,503
  22,300   MTR Gaming Group, Inc.*                                       259,572
  10,500   The Sands Regent                                              102,375
  13,300   Westcoast Hospitality Corp.*                                   91,371
                                                                     -----------
                                                                         712,247
                                                                     -----------
           MACHINERY-DIVERSIFIED                           1.28%
  18,400   Alamo Group, Inc.                                             343,528
  15,000   Gehl Co.*                                                     584,100
   6,200   Key Technology, Inc.*                                          66,340
                                                                     -----------
                                                                         993,968
                                                                     -----------
           MEDIA                                           0.33%
  65,200   Digital Generation Systems, Inc.*                              65,200
   8,700   Thomas Nelson, Inc.                                           189,312
                                                                     -----------
                                                                         254,512
                                                                     -----------
           METAL FABRICATE/HARDWARE                        1.41%
  10,100   Hawk Corp.*                                                   118,170
   5,500   Ladish Co., Inc.*                                              54,945
   7,900   Metals USA, Inc.*                                             150,258
  14,300   NN, Inc.                                                      181,324
  10,800   Northwest Pipe Co.*                                           251,100
   1,700   NS Group, Inc.*                                                55,267
   6,200   Sun Hydraulics Corp.                                          225,618
  10,300   Wolverine Tube, Inc.*                                          60,461
                                                                     -----------
                                                                       1,097,143
                                                                     -----------
           MINING                                          0.07%
  45,200   Miramar Mining Corp.*                                          51,980
                                                                     -----------

           MISCELLANEOUS MANUFACTURING                     0.52%
  23,400   Lydall, Inc.*                                                 201,708
  12,200   Park-Ohio Holdings Corp.*                                     203,374
                                                                     -----------
                                                                         405,082
                                                                     -----------
           OIL & GAS                                       2.64%
  26,200   Brigham Exploration Co.*                                      239,206
   9,800   Carrizo Oil & Gas, Inc.*                                      167,188
   8,900   Edge Pertroleum Corp.*                                        139,018

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           OIL & GAS (CONTINUED)
  16,900   The Exploration Co. of Delaware, Inc.*                        $73,008
  20,500   Gasco Energy, Inc.*                                            75,850
   8,800   Giant Industries, Inc.*                                       316,800
   3,800   Harvest Natural Resources, Inc.*                               41,534
  17,000   Meridian Resource Corp.*                                      212,241
  26,300   Mission Resources Corp.*                                      265,679
  37,900   Parker Drilling Co.*                                          442,161
  67,300   Petroquest Energy, Inc.*                                       81,260
                                                                     -----------
                                                                       2,053,945
                                                                     -----------
           OIL & GAS SERVICES                              0.91%
  14,500   Dawson Geophysical Co.*                                       308,270
  13,100   Gulf Island Fabrication, Inc.                                 260,428
   9,900   Mitcham Industries, Inc.*                                      85,180
   3,900   NATCO Group, Inc.*                                             51,909
                                                                     -----------
                                                                         705,787
                                                                     -----------
           PHARMACEUTICALS                                 5.21%
  20,100   Able Laboratories, Inc.*                                       69,948
  37,300   Acusphere, Inc.*                                              177,921
   8,600   Anika Therapeutics, Inc.*                                      98,814
163,600    Aradigm Corp.*                                                173,416
  19,316   BioScrip, Inc.*                                               115,896
   9,000   Bradley Pharmaceuticals, Inc.*                                 96,750
  34,700   Collagenex Pharmaceuticals, Inc.*                             264,067
148,200    Corixa Corp.*                                                 649,116
  19,600   D & K Healthcare Resources, Inc.                              165,620
  11,300   Draxis Health, Inc.*                                           56,161
  62,900   Genta, Inc.*                                                   74,222
105,200    Guilford Pharmaceuticals, Inc.*                               238,804
   9,100   Hi-Tech Pharmacal Co., Inc.*                                  289,926
  59,500   The Immune Response Corp.*                                    166,199
  52,100   Inkine Pharmaceutical Co.*                                     85,050
  24,300   Intrabiotics Pharmaceuticals, Inc.*                            85,696
  10,300   Ista Pharmaceuticals, Inc.*                                   180,895
  12,650   Neogen Corp.*                                                  88,660
  13,000   Neurogen Corp.*                                                83,904
   4,800   Noven Pharmaceuticals, Inc.*                                  192,750
  25,000   PetMed Express, Inc.*                                         141,812
  12,100   Tanox, Inc.*                                                   38,675
214,700    Titan Pharmaceuticals, Inc.*                                  392,901
   7,000   Trimeris, Inc.*                                                69,860
  15,300   Vivus, Inc.*                                                   56,381
                                                                     -----------
                                                                       4,053,444
                                                                     -----------
           REAL ESTATE INVESTMENT TRUST                    0.21%
  12,400   Boykin Lodging Co.*                                           166,160
                                                                     -----------

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           RETAIL                                          5.31%
   8,700   America's Car Mart, Inc.*                                    $195,837
  11,800   Books-A-Million, Inc.                                         118,590
  25,700   Champps Entertainment, Inc.*                                  192,750
  19,000   Checkers Drive-In Restaurants, Inc.*                          258,780
   4,000   Dress Barn, Inc.*                                              90,520
  46,500   EZCORP, Inc., Class A*                                        498,480
   8,400   Finlay Enterprises, Inc.*                                     104,916
  27,250   First Cash Financial Services, Inc.*                          582,333
  18,500   Fox & Hound Restaurant Group*                                 221,075
   7,400   GameStop Corp.*                                               242,054
  13,200   GTSI Corp.*                                                   108,900
   8,000   Hastings Entertainment, Inc.*                                  47,440
   2,937   Jos. A. Bank Clothiers, Inc.*                                 127,172
   7,900   Kenneth Cole Productions, Inc.                                245,848
   6,800   Movado Group, Inc.                                            128,384
  13,100   PC Connection, Inc.*                                           81,482
   8,800   Retail Ventures, Inc.*                                        120,032
   4,300   Rex Stores Corp.*                                              62,135
     600   Sharper Image Corp.*                                            7,638
  18,000   Smart & Final, Inc.*                                          220,500
  17,300   The Sportsman's Guide, Inc.*                                  324,375
  24,000   Wilsons The Leather Experts, Inc.*                            159,360
                                                                     -----------
                                                                       4,138,601
                                                                     -----------
           SAVINGS & LOANS                                 4.28%
   1,500   Citizens First Bancorp, Inc.                                   30,975
   5,400   First Defiance Financial Corp.                                144,126
  14,400   FirstBank NW Corp.                                            390,240
  13,000   Flushing Financial Corp.                                      239,200
  16,300   Franklin Bank Corp.*                                          305,788
   9,440   HF Financial Corp.                                            206,075
   9,000   HMN Financial, Inc.                                           283,320
   7,000   ITLA Capital Corp.*                                           377,300
  10,100   NASB Financial, Inc.                                          442,885
   6,899   Pacific Premier Bancorp, Inc.*                                 73,888
   8,000   Partners Trust Financial Group, Inc.                           85,440
  21,100   Provident Financial Holdings, Inc.                            593,121
   2,700   Pulaski Financial Corp.                                        69,390
   8,200   United Community Financial Corp.                               89,708
                                                                     -----------
                                                                       3,331,456
                                                                     -----------
           SEMICONDUCTORS                                  3.74%
   3,400   ADE Corp.*                                                     95,370
  12,500   Advanced Power Technology, Inc.*                               88,125
  29,700   Anadigics, Inc.*                                               57,618
   4,900   Cascade Microtech, Inc.*                                       71,540
  21,500   Catalyst Semiconductor, Inc.*                                  94,385
   5,000   Cohu, Inc.                                                    100,250

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           SEMICONDUCTORS (CONTINUED)
   7,200   Diodes, Inc.*                                                $224,640
  15,800   Emcore Corp.*                                                  65,254
   6,700   GSI Group, Inc.*                                               63,114
   6,600   Hifn, Inc.*                                                    39,666
   4,300   ICOS Vision Systems N.V.*                                     115,240
  16,800   Integrated Silicon Solutions, Inc.*                           124,488
   7,100   Intest Corp.*                                                  25,560
  13,900   LTX Corp.*                                                     68,944
  13,400   Nanometrics, Inc.*                                            167,366
   9,800   Netlogic Microsystems, Inc.*                                  173,754
   6,000   Peak International Ltd.*                                       23,340
  33,900   Pixelworks, Inc.*                                             290,862
   2,800   Richardson Electronics Ltd.                                    20,440
  24,500   Rudolph Technologies, Inc.*                                   351,085
     600   Semitool, Inc.*                                                 5,724
  10,600   Standard Microsystems Corp.*                                  247,828
  24,000   Therma-Wave, Inc.*                                             57,600
   3,000   Three-Five Systems, Inc.*                                       1,140
  29,500   Transwitch Corp.*                                              60,475
   2,900   Ultratech, Inc.*                                               53,070
  41,400   White Electronic Designs Corp.*                               229,770
                                                                     -----------
                                                                       2,916,648
                                                                     -----------
           SOFTWARE                                        4.42%
  49,600   Actuate Corp.*                                                 92,752
  10,600   American Software, Inc.                                        61,268
  23,300   Bottomline Technologies, Inc.*                                348,801
  36,600   CallWave, Inc.*                                               183,000
  11,400   CCC Information Services Group, Inc.*                         273,030
  19,500   Concur Technologies, Inc.*                                    205,335
  70,300   Concurrent Computer Corp.*                                    149,739
  26,600   DocuCorp International, Inc.*                                 195,510
     500   Embarcadero Technologies, Inc.*                                 2,805
   6,700   EPIQ Systems, Inc.*                                           109,612
  13,900   Indus International, Inc.*                                     34,194
  15,500   Infocrossing, Inc.*                                           193,285
   4,700   Intervideo, Inc.*                                              67,586
  10,100   Mantech International Corp.*                                  313,504
  12,700   MetaSolv, Inc.*                                                29,845
  32,800   MIND C.T.I. Ltd.                                               91,840
  16,000   Moldflow Corp.*                                               207,200
  10,500   Omnicell, Inc.*                                                92,400
   7,900   PDF Solutions, Inc.*                                          103,648
   3,600   Pegasystems, Inc.*                                             21,240
   4,900   Pervasive Software, Inc.*                                      20,756
   3,000   QAD, Inc.                                                      23,100
   1,800   Quality Systems, Inc.*                                         85,284

           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           SOFTWARE (CONTINUED)
  15,100   Radica Games Ltd.                                            $130,736
   7,400   Schawk, Inc.                                                  185,000
   6,300   Ultimate Software Group, Inc.*                                103,320
   6,400   Witness Systems, Inc.*                                        116,672
                                                                     -----------
                                                                       3,441,462
                                                                     -----------
           TELECOMMUNICATIONS                              3.65%
  18,700   Anaren, Inc.*                                                 245,905
  17,500   Avici Systems, Inc.*                                           77,875
  24,500   Boston Communications Group, Inc.*                             50,470
  20,200   CalAmp Corp.*                                                 144,228
  23,900   Carrier Access Corp.*                                         115,198
  29,700   Channell Commercial Corp.*                                    222,750
  14,900   CT Communications, Inc.                                       194,445
  18,000   Ditech Communications Corp.*                                  116,820
  20,400   Hypercom Corp.*                                               131,988
  34,900   Lightbridge, Inc.*                                            218,125
  24,200   Linktone Ltd.* ADR                                            191,906
   8,700   Mastec, Inc.*                                                  76,560
  30,700   Metro One Telecommunications, Inc.*                            24,560
  20,500   Network Equipment Technologies, Inc.*                         105,780
   6,500   North Pittsburgh Systems, Inc.                                127,140
  27,800   Optical Communication Products, Inc.*                          52,820
  14,200   Radyne Corp.*                                                 123,185
   2,154   SafeNet, Inc.*                                                 73,365
  22,400   Sunrise Telecom, Inc.                                          45,920
  25,600   Talk America Holdings, Inc.*                                  256,256
   3,500   Tessco Technologies, Inc.*                                     46,655
  20,300   Tollgrade Communications, Inc.*                               152,250
   8,400   Westell Technologies, Inc.*                                    50,232
                                                                     -----------
                                                                       2,844,433
                                                                     -----------
           TEXTILES                                        0.44%
   8,000   Culp, Inc.*                                                    35,200
   8,100   Dixie Group, Inc.*                                             67,894
  16,600   Quaker Fabric Corp.                                           142,641
   2,400   UniFirst Corp.                                                 97,296
                                                                     -----------
                                                                         343,031
                                                                     -----------
           TRANSPORTATION                                  1.74%
   8,900   Celadon Group, Inc.*                                          151,656
   7,400   Covenant Transport, Inc.*                                      97,680
   4,300   Dynamex, Inc.*                                                 73,272
   4,900   Maritrans, Inc.                                               132,545
   6,200   Marten Transport Ltd.*                                        130,138
   8,966   P.A.M. Transportation Services, Inc.*                         150,718
  12,900   Quality Distribution, Inc.*                                   114,165


           See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
Number of
  Shares                                                                 Value
---------                                                              ---------

           TRANSPORTATION (CONTINUED)
  13,100   SCS Transportation, Inc.*                                    $233,180
   3,000   Transport Corp. of America, Inc.*                              20,400
  15,900   Vitran Corp., Inc.*                                           251,220
                                                                     -----------
                                                                       1,354,974
                                                                     -----------
         TOTAL COMMON STOCKS (COST $73,003,547)                       76,652,018
                                                                     -----------
         EXCHANGE TRADED FUND                              0.87%
  10,600   iShares Russell 2000 Index Fund                               675,220
                                                                     -----------
         TOTAL EXCHANGE TRADED FUND (COST $676,299)                      675,220
                                                                     -----------

Principal
  Value
---------

         MONEY MARKET FUND                                 0.74%
$579,556   Federated Prime Obligations Fund                              579,556
                                                                     -----------
         TOTAL MONEY MARKET FUND (COST $579,556)                         579,556
                                                                     -----------
         TOTAL INVESTMENTS (COST $74,259,402)            100.03%      77,906,794

         Liabilities less Other Assets                   (0.03)%        (25,187)
                                                                     -----------
         TOTAL NET ASSETS                                100.00%     $77,881,607
                                                                     ===========


         * Non-income producing security
         See accompanying notes to schedule of investments.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                        NOTES TO SCHEDULE OF INVESTMENTS
                                  June 30, 2005
                                   (Unaudited)



1.   ORGANIZATION

Lotsoff Capital Management Investment Trust (formerly known as Lotsoff Capital Management Equity Trust, the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists solely of the Micro Cap Fund (the "Fund"). The Micro Cap Fund commenced operations on November 7, 2003.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

     (a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices on the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedure's approved by the Trust's Board of Trustees.

     (b) Other - The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

3.   FEDERAL INCOME TAX INFORMATION

At June 30, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

           Cost of Investments              $ 74,636,501
                                            ============

           Gross Unrealized Appreciation    $ 11,079,896
           Gross Unrealized Depreciation      (7,809,603)
                                            ------------

           Net Unrealized Depreciation
                    on Investments          $  3,270,293
                                            ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:    /s/ Seymour N. Lotsoff
       ----------------------
       Seymour N. Lotsoff
       President

Date:  August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Seymour N. Lotsoff
       ----------------------
       Seymour N. Lotsoff
       President

Date:  August 24, 2005

By:    /s/ Margaret M. Baer
       Margaret M. Baer
       Secretary and Treasurer

Date:  August 24, 2005